SCHEDULE OF ERROR CORRECTIONS (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 2,004,466		$ 5,620,989		$ 2,004,466	$ 5,620,989	$ 2,914,629
Total current liabilities	1,994,242		1,381,419		1,994,242	1,381,419	688,671
Additional paid-in capital	42,028,310		41,032,001		42,028,310	41,032,001	41,596,032
Accumulated deficit	(42,018,169)		(36,792,509)		(42,018,169)	(36,792,509)	(39,370,153)
Other			78			78
Total stockholders’ equity	10,223	$ 1,125,029	4,239,570	$ (14,031,887)	10,223	4,239,570	2,225,958	$ (12,831,606)
Total liabilities and stockholders’ equity	2,004,466		5,620,989		2,004,466	5,620,989	2,914,629
Gross profit (loss)			(3,573)			(11,279)
Sales and marketing			124,759			194,067
Research and development	250,006		353,226		454,405	558,029
General and administrative	946,175		1,731,190		1,753,774	2,222,473
Total operating expenses	1,403,971		2,209,175		2,593,253	2,974,569
Total other income (expense)	(58,356)		(1,342,114)		(60,552)	(1,505,102)
Net income (loss)	(1,464,557)	$ (1,183,460)	(3,554,862)	$ (936,088)	(2,648,017)	(4,490,950)
Net (loss) allocable to common stockholders	$ (1,464,557)		$ (3,683,070)		$ (2,648,017)	$ (4,906,473)
Earnings Per Share, Basic	$ (0.18)		$ (0.47)		$ (0.33)	$ (1.12)
Earnings Per Share, Diluted	$ (0.18)		$ (0.47)		$ (0.33)	$ (1.12)
Weighted Average Number of Shares Outstanding, Basic	8,287,669		7,821,515		8,119,982	4,373,668
Weighted Average Number of Shares Outstanding, Diluted	8,287,669		7,821,515		8,119,982	4,373,668
Depreciation and amortization					$ 79,809	$ 69,705
Non-cash charge settled in equity						1,299,507
Prepaids and other current assets					33,287	(448,434)
Accrued and other liabilities						(193,320)
Other						1,047,540
Net cash (used in) operations					(1,960,653)	(2,715,951)
Net cash (used in) investing activities					(72,634)	(120,957)
IPO Issuance costs					(85,000)	(365,060)
Others						6,552,318
Net cash provided by financing activities					1,165,000	6,187,258
Net cash increase (decrease) for period					(868,287)	3,350,350
Common Stock	$ 82		$ 78		$ 82	78	$ 79
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			5,620,989			5,620,989
Total current liabilities			1,381,419			1,381,419
Additional paid-in capital			41,184,654			41,184,654
Accumulated deficit			(36,945,162)			(36,945,162)
Other			78			78
Total stockholders’ equity			4,239,570			4,239,570
Total liabilities and stockholders’ equity			5,620,989			5,620,989
Gross profit (loss)			(3,573)			(11,279)
Sales and marketing			124,759			194,067
Research and development			353,226			558,029
General and administrative			1,883,843			2,375,126
Total operating expenses			2,361,828			3,127,222
Total other income (expense)			(1,342,114)			(1,505,102)
Net income (loss)			(3,707,515)			(4,643,603)
Net (loss) allocable to common stockholders			$ (3,835,723)			$ (5,059,126)
Earnings Per Share, Basic			$ (0.49)			$ (1.16)
Earnings Per Share, Diluted			$ (0.49)			$ (1.16)
Weighted Average Number of Shares Outstanding, Basic			7,821,515			4,363,600
Weighted Average Number of Shares Outstanding, Diluted			7,821,515			4,363,600
Depreciation and amortization						$ 94,705
Non-cash charge settled in equity						0
Prepaids and other current assets						(308,052)
Accrued and other liabilities						728,399
Other						1,047,540
Net cash (used in) operations						(3,081,011)
Net cash (used in) investing activities						(120,957)
IPO Issuance costs						0
Others						6,552,318
Net cash provided by financing activities						6,552,318
Net cash increase (decrease) for period						3,350,350
Common Stock			$ 78			78
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			0			0
Total current liabilities			0			0
Additional paid-in capital			(152,653)			(152,653)
Accumulated deficit			152,653			152,653
Other			0			0
Total stockholders’ equity			0			0
Total liabilities and stockholders’ equity			0			0
Gross profit (loss)			0			0
Sales and marketing			0			0
Research and development			0			0
General and administrative			(152,653)			(152,653)
Total operating expenses			(152,653)			(152,653)
Total other income (expense)			0			0
Net income (loss)			152,653			152,653
Net (loss) allocable to common stockholders			$ 152,653			$ 152,653
Earnings Per Share, Basic			$ 0.02			$ 0.04
Earnings Per Share, Diluted			$ 0.02			$ 0.04
Weighted Average Number of Shares Outstanding, Basic			0			10,068
Weighted Average Number of Shares Outstanding, Diluted			0			10,068
Depreciation and amortization						$ (25,000)
Non-cash charge settled in equity						1,299,507
Prepaids and other current assets						(140,382)
Accrued and other liabilities						(921,718)
Other						0
Net cash (used in) operations						365,060
Net cash (used in) investing activities						0
IPO Issuance costs						(365,060)
Others						0
Net cash provided by financing activities						(365,060)
Net cash increase (decrease) for period						0
Common Stock			$ 0			$ 0